SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) - USD ($)	Jun. 26, 2021	Jun. 27, 2020	Jun. 29, 2019
Financial Assets:
Cash and Cash Equivalents	$ 11,873,256	$ 9,598,736	$ 32,254,404
Restricted Cash	730	1,029
Financial Liabilities:
Accounts Payable and Accrued Liabilities	57,138,783	76,627,718
Due to Related Party	1,476,921	4,556,815
Derivative Liabilities	6,935,520	546,076
F V T P L [Member]
Financial Assets:
Cash and Cash Equivalents	11,873,256	9,598,736
Restricted Cash	730	1,029
Accounts Receivable
Due from Related Party
Investments	3,036,791	3,786,791
Financial Liabilities:
Accounts Payable and Accrued Liabilities
Other Liabilities
Acquisition Consideration Related Liabilities		8,951,801
Notes Payable
Due to Related Party
Derivative Liabilities	6,935,520	546,076
Senior Secured Convertible Credit Facility
Total [Member]
Financial Assets:
Cash and Cash Equivalents	11,873,256	9,598,736
Restricted Cash	730	1,029
Accounts Receivable	1,027,218	1,245,827
Due from Related Party		3,109,718
Investments	3,036,791	3,786,791
Financial Liabilities:
Accounts Payable and Accrued Liabilities	57,138,783	76,627,718
Other Liabilities	15,590,388	10,791,392
Acquisition Consideration Related Liabilities		8,951,801
Notes Payable	191,115,328	168,998,601
Due to Related Party	1,476,921	4,556,815
Derivative Liabilities	6,935,520	546,076
Senior Secured Convertible Credit Facility	170,821,393	166,368,463
Amortized Cost [Member]
Financial Assets:
Cash and Cash Equivalents
Restricted Cash
Accounts Receivable	1,027,218	1,245,827
Due from Related Party		3,109,718
Investments
Financial Liabilities:
Accounts Payable and Accrued Liabilities	57,138,783	76,627,718
Other Liabilities	15,590,388	10,791,392
Acquisition Consideration Related Liabilities
Notes Payable	191,115,328	168,998,601
Due to Related Party	1,476,921	4,556,815
Derivative Liabilities
Senior Secured Convertible Credit Facility	$ 170,821,393	$ 166,368,463